PENSION PLAN - Defined Benefit Obligations (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Registered Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	CAD 192	CAD 180
Fair value of plan assets	182	164
Recognized liability for defined benefit obligations	(10)	(16)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	11	10
Fair value of plan assets
Recognized liability for defined benefit obligations	CAD (11)	CAD (10)